Defined benefit plan - Movement in Defined Benefit Obligation (Details) - Present value of defined benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Beginning defined benefit obligation as of January 1	$ 11,848	$ 5,841	$ 3,511
Current service cost	893	808	391
Interest expense on defined benefit obligation	17	19	11
Contributions paid by employees	612	378	384
Benefits (paid)/deposited	1,783	3,050	16
Remeasurement (gain)/loss on defined benefit obligation	57	854	788
Separation from Parent Group’s Shared Swiss Pension Plan	0	0	639
Other	(18)	0	0
Foreign currency exchange (gains)/losses	(426)	898	101
Ending defined benefit obligation as of December 31	$ 14,766	$ 11,848	$ 5,841